Document and Entity Information	Jul. 28, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001428522
Document Type	8-K
Document Period End Date	Jul. 28, 2022
Entity Registrant Name	RADIUS HEALTH, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-35726
Entity Tax Identification Number	80-0145732
Entity Address, Address Line One	22 Boston Wharf Road
Entity Address, Address Line Two	7th Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
City Area Code	(617)
Local Phone Number	551-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	RDUS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false